Stockholders' Deficit (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019
Equity [Abstract]
Schedule of the company's stock options activity
	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Weighted- Average Grant-Date Fair Value	Aggregate Intrinsic Value
Outstanding at September 30, 2018	18,505	.22	8.46	-	-
Forfeited	(750)	-	-	-	-
Outstanding at September 30, 2019	17,755	.22	7.18	-	-
Outstanding at December 31, 2019	17,755	-	6.54	-	-
Exercisable at December 31, 2019	12,917	$.22	3.11	$-	$-

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Weighted- Average Grant-Date Fair Value	Aggregate Intrinsic Value
Outstanding at September 30, 2017	44,351	$0.21	9.27	$-	$-
Forfeited	(25,846)	0.20			-
Outstanding at September 30, 2018	18,505	.22	8.46	-	-
Forfeited	(750)	-	-	-
Outstanding at September 30, 2019	17,755	.22	7.18	-	-
Exercisable at September 30, 2019	12,838	$0.21	6.84	$-	$-

Schedule of the company's warrant activity
	Number of Warrants	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Weighted- Average Grant-Date Fair Value	Aggregate Intrinsic Value
Outstanding and exercisable at September 30, 2019	1,198,271	$.40	4.1	$-	$71,867
Outstanding and exercisable at December 31, 2019	1,198,271	$.40	3.85	-	-

	Number of Warrants	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Weighted- Average Grant-Date Fair Value	Aggregate Intrinsic Value
Outstanding at September 30, 2017	500	$10.00	2.94	$.36	$-
Granted	300
Anti-Dilution	68,779	$1.51	4.08	.0036	$185,822
Outstanding and exercisable at September 30, 2018	69,579	$1.58	4.1	$-	$185,822
Exercised	(167,596)	$0.158	4.1	$-
Anti-Dilution adjustments during 2019	1,296,287
Outstanding and exercisable at September 30, 2019	1,198,271	$.04			71,867